Basis of Presentation (Narrative) (Details) (USD $)	6 Months Ended
Jul. 31, 2013 M
Basis Of Presentation 1	$ 4,288
Basis Of Presentation 2	1,893
Basis Of Presentation 3	4,288
Basis Of Presentation 4	1,893
Basis Of Presentation 5	1,157,000
Basis Of Presentation 6	18.00%
Basis Of Presentation 7	10,698
Basis Of Presentation 8	19,120
Basis Of Presentation 9	9,050
Basis Of Presentation 10	19,289
Basis Of Presentation 11	32,864
Basis Of Presentation 12	38,308
Basis Of Presentation 13	0
Basis Of Presentation 14	$ 0
Basis Of Presentation 15	12